Segment information and disaggregated revenue disclosures - Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Product revenue	$ 25,178	$ 21,003
Broadband and Critical IoT
Disclosure of geographical areas [line items]
Product revenue	4,089	8,390
Massive IoT
Disclosure of geographical areas [line items]
Product revenue	14,069	6,642
Vertical
Disclosure of geographical areas [line items]
Product revenue	7,020	5,971
Product
Disclosure of geographical areas [line items]
Product revenue	15,941	14,275
License
Disclosure of geographical areas [line items]
Product revenue	300	0
Development and other services
Disclosure of geographical areas [line items]
Product revenue	$ 8,937	$ 6,728